Income Taxes (Tables)	12 Months Ended
Feb. 28, 2019
Income Tax Disclosure [Abstract]
Components of Provision for (Recovery of) Income Tax and Income from Continuing Operations Before Income Tax
The difference between the amount of the provision for (recovery of) income taxes and the amount computed by multiplying net income before income taxes by the statutory Canadian tax rate is reconciled as follows:

	For the Years Ended
	February 28, 2019	February 28, 2018	February 28, 2017
Statutory Canadian tax rate	26.5%	26.5%	26.6%
Expected provision for (recovery of) income taxes	$20	$108	$(320)
Differences in income taxes resulting from:
Valuation allowance	(55)	(169)	302
Investment tax credits	(10)	(3)	(20)
Canadian tax rate differences		—	1
Change in unrecognized income tax benefits	9	8	28
Foreign tax rate differences	(1)	(6)	6
Effect of adjustments to deferred tax amounts for enacted changes resulting from U.S. tax reform	—	67	—
Non-deductible permanent differences	19	4	3
Other differences	2	(9)	(2)
Withholding tax on unremitted earnings	—	1	—
	$(16)	$1	$(2)

Income (Loss) from Continuing Operations Before Income Taxes

	For the Years Ended
	February 28, 2019	February 28, 2018	February 28, 2017
Income (loss) before income taxes:
Canadian	$63	$413	$(1,301)
Foreign	14	(7)	93
	$77	$406	$(1,208)

Provision for Income Taxes from Continuing Operations
The provision for (recovery of) income taxes consists of the following:

	For the Years Ended
	February 28, 2019	February 28, 2018	February 28, 2017
Current
Canadian	$2	$1	$(3)
Foreign	7	7	(33)
Deferred
Canadian	—	—	—
Foreign	(25)	(7)	34
	$(16)	$1	$(2)

Components of Deferred Income Tax Assets and Liabilities
Deferred income tax assets and liabilities consist of the following temporary differences:

	As at
	February 28, 2019	February 28, 2018
Assets
Property, plant, equipment and intangibles	$175	$190
Non-deductible reserves	89	48
Minimum taxes	264	265
Convertible Debentures (see Note 10)	15	47
Research and development	304	286
Tax loss carryforwards	414	307
Other	98	94
Deferred income tax assets	1,359	1,237

Valuation allowance	1,192	1,221
Deferred income tax assets net of valuation allowance	167	16

Liabilities
Property, plant, equipment and intangibles	(167)	(19)
Deferred income tax liabilities	(167)	(19)
Net deferred income tax asset (liability)	$—	$(3)
Deferred income tax asset	$2	$3
Deferred income tax liability	(2)	(6)
	$—	$(3)

Reconciliation of Beginning and Ending Amount of Unrecognized Income Tax Benefits
The Company’s total unrecognized income tax benefits as at February 28, 2019 and February 28, 2018 were $84 million and $73 million, respectively. A reconciliation of the beginning and ending amount of unrecognized income tax benefits that, if recognized, would affect the Company’s effective income tax rate is as follows:

	For the Years Ended
	February 28, 2019	February 28, 2018	February 28, 2017
Unrecognized income tax benefits, opening balance	$73	$65	$37
Increase for income tax positions of prior years	10	4	28
Increase for income tax positions of current year	5	4	—
Settlement of tax positions	(4)	—	—
Unrecognized income tax benefits, ending balance	$84	$73	$65

Summary of Open Tax Years by Major Jurisdiction
A summary of open tax years by major jurisdiction is presented below:

Jurisdiction
Canada(1)	Fiscal 2010 - 2019
United States(2)	Fiscal 2016 - 2019
United Kingdom	Fiscal 2018 - 2019
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(1)    Includes federal as well as provincial jurisdictions, as applicable.
(2)     Pertains to federal tax years. Certain state jurisdictions remain open from fiscal 2015 through fiscal 2019.

Summary of Net Operating Losses and Tax Credits Carryforward
As at February 28, 2019, the Company has the following net operating loss carryforwards and tax credits, which are scheduled to expire in the following years:

Year of Expiry	Net Operating Losses	Capital Losses	Research and Development Tax Credits(1)	Minimum Taxes
2028	$—	$—	$—	$1
2029	10	—	—	—
2030	—	—	5	104
2031	—	—	5	128
2032	4	—	3	27
2033	97	—	106	1
2034	94	—	106	1
2035	11	—	51	2
2036	399	—	40	—
2037	472	—	25	—
2038	270	—	19	—
2039	217	—	17	—
Indefinite	—	30	21	—
	$1,574	$30	$398	$264

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(1)    Includes federal, provincial and state balances.